PARENT AND SUBSIDIARY DEBT GUARANTEES - Additional Information (Detail)	Dec. 28, 2013 Parent Stanley Black & Decker, Inc. Notes payable due 2021	Dec. 28, 2013 Parent Stanley Black & Decker, Inc. Notes paybable due 2022	Dec. 28, 2013 Parent Stanley Black & Decker, Inc. Notes 5 Point 20 Percent Due 2040 [Member]	Dec. 29, 2012 Subsidiaries Notes payable due 2016	Dec. 28, 2013 The Black & Decker Corporation
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Percentage ownership in subsidiary					100.00%
Interest rate	3.40%	2.90%	5.20%	5.75%